Asset Retirement Obligation - Asset Retirement Obligation Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Asset Retirement Obligation, Roll Forward Analysis1 [Roll Forward]
Obligations settled	$ (695)	$ 0
Asset retirement obligation [member]
Asset Retirement Obligation, Roll Forward Analysis1 [Roll Forward]
Balance at beginning of period	12,099	0
Acquisitions through business combination		12,089
Changes in estimates for asset retirement obligations	(236)
Obligations settled	(695)
Accretion expense	256
Effect of movements in foreign exchange rates	908	10
Balance at end of period	$ 12,332	$ 12,099